Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance [Table Text Block]

Pay Versus Performance (PVP)

Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid (CAP) to CEO (2)	Average Summary Compensation Table Total for Non-CEO NEOs (3)	Average Compensation Actually Paid to Non-CEO NEOs (2)	Total Shareholder Return (TSR)(4)	Net (Loss) (5)
2025	$919,854	$617,863	$397,109	$(701)	$9.92	$(25,411,055)
2024	$1,070,554	$911,922	$468,453	$233,667	$9.65	$(26,920,465)
2023	$1,027,965	$660,403	$368,390	$30,522	$11.37	$(32,194,303)

(1)	The Company’s CEO for all years presented is Geert Kersten.

(2)	Deductions from, and additions to, total compensation in the Summary Compensation Table (SCT) by year to calculate Compensation Actually Paid include:

		CEO			Average Non-CEO NEOs
		2025	2024	2023	2025		2024	2023
Summary Compensation Total		$919,854	$1,070,554	$1,027,965		$397,109	$468,453	$368,390

Adjustments for Equity Awards
Deduct:	Grant date values in SCT	$(189,207)	$(340,357)	$(305,977)		$(87,035)	$(475,139)	$(126,674)
Add:	Year-end fair value of unvested awards granted in the current year	$213,669	$233,016	$279,696		$294,864	$325,290	$463,176
Add:	Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(114,814)	$(49,863)	$(289,736)		$(255,224)	$(82,573)	$(572,518)
Add:	Fair values at vest date for awards granted and vested in current year	$-	$-	$-		$-	$-	$-
Add:	Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(211,639)	$(1,428)	$(51,545)		$(350,424)	$(2,365)	$(101,853)
Deduct:	Forfeitures during current year equal to prior year-end fair value	$-	-	$-	$	_	$-	$-
Total Adjustments for Equity Awards		$(301,991)	$(158,632)	$(367,562)		$(397,819)	$(234,786)	$(337,869)

CAP		$617,863	$911,922	$660,403		$(710)	$233,667	$30,522

(3)	Non-CEO NEOs (named executive officers) reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives for the years presented:

•	Patricia B. Prichep
•	Eyal Talor, Ph.D.
•	John Cipriano

(4)	Total Shareholder Return assumes the investment of $100 in our common stock on September 30, 2022 and is based on the closing price of our common stock on September 30, 2025, 2024, and 2023.

(5)	The Company’s net loss as reflected in the Company’s audited financial statements.

Relationship Between Compensation Actually Paid and Total Shareholder Return

The following chart illustrates the relationship between CAP to our CEO and Non-CEO NEOs (averaged), and our Company’s TSR over the reporting period.

Adjustment To PEO Compensation, Footnote [Text Block]
Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid (CAP) to CEO (2)	Average Summary Compensation Table Total for Non-CEO NEOs (3)	Average Compensation Actually Paid to Non-CEO NEOs (2)	Total Shareholder Return (TSR)(4)	Net (Loss) (5)
2025	$919,854	$617,863	$397,109	$(701)	$9.92	$(25,411,055)
2024	$1,070,554	$911,922	$468,453	$233,667	$9.65	$(26,920,465)
2023	$1,027,965	$660,403	$368,390	$30,522	$11.37	$(32,194,303)

(1)	The Company’s CEO for all years presented is Geert Kersten.

(2)	Deductions from, and additions to, total compensation in the Summary Compensation Table (SCT) by year to calculate Compensation Actually Paid include:

PEO Name	Geert Kersten	Geert Kersten	Geert Kersten
Non-PEO NEOs Name	Patricia B. Prichep	Eyal Talor, Ph.D.	John Cipriano
PEO Total Compensation Amount	$ 919,854	$ 1,070,554	$ 1,027,965
PEO Actually Paid Compensation Amount	617,863	911,922	660,403
Non-PEO NEO Average Total Compensation Amount	397,109	468,453	368,390
Non-PEO NEO Average Compensation Actually Paid Amount	(701)	233,667	30,522
Total Shareholder Return Amount	9,920	9,650	11,370
Net (Loss)	$ (25,411,055)	$ (26,920,465)	$ (32,194,303)
Compensation Actually Paid vs. Net Income [Text Block]	Total Shareholder Return assumes the investment of $100 in our common stock on September 30, 2022 and is based on the closing price of our common stock on September 30, 2025, 2024, and 2023.